UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Kensico Capital Management Corp.

Address:  200 Park Avenue - Suite 3300
          New York, New York 10017


13F File Number: 028-10067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael Lowenstein & Thomas J. Coleman
Title:  Co-Presidents
Phone:  (212) 808-3560


Signature, Place and Date of Signing:


/s/ Michael Lowenstein               NY, NY                      8/06/02
----------------------             -------------                 -------
     [Signature]                   [City, State]                   [Date]

/s/ Thomas J. Coleman                  NY,  NY                   8/06/02
---------------------               ------------                 -------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  47

Form 13F Information Table Value Total: $305,802,477.48



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                   FORM 13F INFORMATION TABLE
                                                Kensico Capital Management Corp.
                                                            Form 13F
                                                          June 30, 2002
COLUMN 1                      COLUMN 2      COLUMN 3   COLUMN 4             COLUMN 5      COLUMN 6  COLUMN 7         COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
                              TITLE                    VALUE          SHRS OR  SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS      CUSIP                     PRN AMT  PRN CALL  DISCRETION MANAGERS     SOLE SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
*** CRYPTOLOGIC INC           Common Stock  228906103     175,400.00    20000  SH           Sole               20000
***MOORE CORP LTD             Common Stock  615785102  11,458,245.40   998105  SH           Sole              998105
02MICR INTERNATIONAL LTD      Common Stock  G6797E106     215,280.00    20800  SH           Sole               20800
ADELPHIA COMMUNICATIONS CORP  Common Stock  6848105       100,500.00   600000  SH           Sole              600000
ADVANCEPCS                    Common Stock  00790K109  12,683,412.00   529800  SH           Sole              529800
ADVANTA CORP-CL A             Common Stock  7942105       876,402.00    80700  SH           Sole               80700
AMDOCS LIMITED                Common Stock  G02602103     755,000.00   100000  SH           Sole              100000
AON CORP                      Common Stock  37389103   12,204,720.00   414000  SH           Sole              414000
ARCH COAL INC                 Common Stock  39380100    2,037,078.00    89700  SH           Sole               89700
BERKSHIRE HATHAWAY INC-DEL-   Common Stock  84670108   12,692,000.00      190  SH           Sole                 190
BIOSITE INC                   Common Stock  90945106    1,781,332.00    63280  SH           Sole               63280
BRIGGS & STRATTON CORP        Common Stock  109043109   3,834,000.00   100000  SH           Sole              100000
BROOKLINE BANCORP INC         Common Stock  113739106     715,990.00    28300  SH           Sole               28300
CALL CALPINE CORP JUL 10      Option-Call   1313472GB       1,040.00      104      CALL     Sole                 104
CALPINE CORP                  Common Stock  131347106   5,543,155.00   788500  SH           Sole              788500
CARDINAL HEALTH INC           Common Stock  14149Y108   7,184,970.00   117000  SH           Sole              117000
CENTEX CORP                   Common Stock  152312104  18,943,562.00   327800  SH           Sole              327800
CEPHEID                       Common Stock  15670R107   4,580,359.00   821000  SH           Sole              821000
CIRCUIT CITY STORES INC       Common Stock  172737306   7,577,500.00   350000  SH           Sole              350000
CITIZENS COMMUNICATIONS CO    Common Stock  17453B101   6,183,892.00   739700  SH           Sole              739700
CYTC CORP                     Common Stock  232946103   2,095,500.00   275000  SH           Sole              275000
DUSA PHARMACEUTICALS INC      Common Stock  266898105     130,500.00    45000  SH           Sole               45000
ECHOSTAR COMMUNICATIONS CORP  Common Stock  278762109  15,215,488.00   819800  SH           Sole              819800
ENDOCARE INC                  Common Stock  29264P104   6,605,000.00   500000  SH           Sole              500000
ENTERASYS NETWORKS INC        Common Stock  293637104   1,068,000.00   600000  SH           Sole              600000
ERIE INDEMNITY CO-CL A        Common Stock  29530P102   9,483,715.08   234108  SH           Sole              234108
EXULT INC                     Common Stock  302284104     429,000.00    66000  SH           Sole               66000
FAIR ISSAC & CO INC           Common Stock  303250104   1,078,136.00    32800  SH           Sole               32800
GENERAL MOTORS CORP CL H      Common Stock  370442832   2,860,000.00   275000  SH           Sole              275000
GETTY REALTY CORP NEW         Common Stock  374297109   7,115,850.00   354100  SH           Sole              354100
GOODYEAR TIRE & RUBBER CO     Common Stock  382550101     935,500.00    50000  SH           Sole               50000
H & R BLOCK INC               Common Stock  93671105   35,519,809.00   769660  SH           Sole              769660
HANOVER COMPRESSOR CO         Common Stock  410768105   6,754,455.00   500330  SH           Sole              500330
INTERGRAPH CORP               Common Stock  458683109  62,670,922.70  3593475  SH           Sole             3593475
INTERNATIONAL SPEEDWAY CORP   Common Stock  460335201   7,482,660.00   186600  SH           Sole              186600
LIBERTY MEDIA CORP            Common Stock  530718105     750,000.00    75000  SH           Sole               75000
MASSEY ENERGY CORP            Common Stock  576206106   4,987,429.70   392711  SH           Sole              392711
MED DIVERSIFIED INC           Common Stock  58401N102      29,898.00   149490  SH           Sole              149490
MICROTUNE INC DEL             Common Stock  59514P109     823,551.30    92430  SH           Sole               92430
MOBILE MINI INC               Common Stock  60740F105     828,153.00    48430  SH           Sole               48430
NEOFORMA INC                  Common Stock  640475505   4,811,106.30   370370  SH           Sole              370370
PEABODY ENERGY CORPORATION    Common Stock  704549104   7,077,830.00   250100  SH           Sole              250100
RYLAND GROUP INC              Common Stock  783764103   2,985,000.00    60000  SH           Sole               60000
SPRINT CORP                   Common Stock  852061100   1,591,500.00   150000  SH           Sole              150000
STILWILL FINANCIAL INC        Common Stock  860831106   1,820,000.00   100000  SH           Sole              100000
WADDELL & REED FINANCIAL INC  Common Stock  930059100   5,888,148.00   256900  SH           Sole              256900
WEIGHT WATCHERS INTL INC NEW  Common Stock  948626106   5,221,488.00   120200  SH           Sole              120200

                                               Total: 305,802,477.48

02994.0001 #341708